UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SIVIK GLOBAL HEALTHCARE, LLC

Address:  733 Third Avenue, 18th Floor
          New York, New York 10017

13F File Number: 028-10170


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Adam Jaffe
Title:  Chief Financial Officer
Phone:  212-702-2038


Signature, Place and Date of Signing:


 /s/ Adam Jaffe               New York, New York              May 17, 2010
------------------           ----------------------      ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   $203,617
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number      Name

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X$1000) PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARED  NONE
3SBIO INC                     SPONSORED ADR   88575Y105      990    80000   SH         SOLE       NONE     80000    0      0
AETNA INC NEW                 COM             00817Y108     4670   133000   SH         SOLE       NONE    133000    0      0
AFFYMAX INC                   COM             00826A109      656    28000   SH         SOLE       NONE     28000    0      0
AGILENT TECHNOLOGIES INC      COM             00846U101     2476    72000   SH         SOLE       NONE     72000    0      0
ALKERMES INC                  COM             01642T108     1621   125000   SH         SOLE       NONE    125000    0      0
ALLERGAN INC                  COM             18490102      2613    40000   SH         SOLE       NONE     40000    0      0
ALLSCRIPT MISYS HEALTCAR SOL  COM             01988P108     1429    73000   SH         SOLE       NONE     73000    0      0
AMERIGROUP CORP               COM             03073T102     4654   140000   SH         SOLE       NONE    140000    0      0
AMERISOURCEBERGEN CORP        COM             3.07E+108     2892   100000   SH         SOLE       NONE    100000    0      0
AMGEN INC                     COM             31162100      4488    75000   SH         SOLE       NONE     75000    0      0
BAXTER INTL INC               COM             71813109      2910    50000   SH         SOLE       NONE     50000    0      0
BIOMARIN PHARMACEUTICAL INC   COM             09061G101     1169    50000   SH         SOLE       NONE     50000    0      0
BRUKER CORP                   COM             116794108     2307   157500   SH         SOLE       NONE    157500    0      0
CARDINAL HEALTH INC           COM             14149Y108     2054    57000   SH         SOLE       NONE     57000    0      0
CAREFUSION CORP               COM             14170T101     2511    95000   SH         SOLE       NONE     95000    0      0
CHARLES RIV LABS INTL INC     COM             159864107     2948    75000   SH         SOLE       NONE     75000    0      0
CHINA MED TECHNOLOGIES INC    SPONSORED ADR   169483104     2383   175000   SH         SOLE       NONE    175000    0      0
CHINA MED TECHNOLOGIES INC    SPONSORED ADR   169483104      681    50000       CALL   SOLE       NONE     50000    0      0
CIGNA CORP                    COM             125509109     1829    50000   SH         SOLE       NONE     50000    0      0
COMMUNITY HEALTH SYS INC NEW  COM             203668108     2881    78000   SH         SOLE       NONE     78000    0      0
COVIDIEN PLC                  SHS             G2554F105     2011    40000   SH         SOLE       NONE     40000    0      0
CVS CAREMARK CORPORATION      COM             126650100     3656   100000   SH         SOLE       NONE    100000    0      0
CYNOSURE INC                  CL A            232577205     1124   100000   SH         SOLE       NONE    100000    0      0
DAVITA INC                    COM             23918K108     2029    32000   SH         SOLE       NONE     32000    0      0
EXPRESS SCRIPTS INC           COM             302182100     2849    28000   SH         SOLE       NONE     28000    0      0
GENZYME CORP                  COM             372917104     3110    60000   SH         SOLE       NONE     60000    0      0
GILEAD SCIENCES INC           COM             375558103     3410    75000   SH         SOLE       NONE     75000    0      0
GILEAD SCIENCES INC           COM             375558103     9094   200000       CALL   SOLE       NONE    200000    0      0
HEALTH MGMT ASSOC INC NEW     CL A            421933102     2408   280000   SH         SOLE       NONE    280000    0      0
HOSPIRA INC                   COM             441060100     2266    40000   SH         SOLE       NONE     40000    0      0
ICON PUB LTD CO               SPONSORED ADR   45103T107     3962   150000   SH         SOLE       NONE    150000    0      0
LCA-VISION INC                COM PAR $.001   501803308     1248   150000   SH         SOLE       NONE    150000    0      0
LIFE TECHNOLOGIES CORP        COM             53217V109     2770    53000   SH         SOLE       NONE     53000    0      0
MCKESSON CORP                 COM             58155Q103     3286    50000   SH         SOLE       NONE     50000    0      0
MEDCO HEALTH SOLUTIONS INC    COM             58405U102     1614    25000   SH         SOLE       NONE     25000    0      0
MYLAN INC                     COM             628530107     2839   125000   SH         SOLE       NONE    125000    0      0
NUVASIVE INC                  COM             670704105     2260    50000   SH         SOLE       NONE     50000    0      0
ONYX PHARMACEUTICALS INC      COM             683399109     1211    40000   SH         SOLE       NONE     40000    0      0
OPTIMER PHARMACEUTICALS INC   COM             68401H104     1228   100000   SH         SOLE       NONE    100000    0      0
PALL CORP                     COM             696429307     2915    72000   SH         SOLE       NONE     72000    0      0
PAREXEL INTL CORP             COM             699462107     4149   178000   SH         SOLE       NONE    178000    0      0
PERRIGO CO                    COM             714290103     2936    50000       PUT    SOLE       NONE     50000    0      0
PFIZER INC                    COM             717081103     3430   200000       CALL   SOLE       NONE    200000    0      0
QUALITY SYS INC               COM             747582104     2150    35000   SH         SOLE       NONE     35000    0      0
SIMCERE PHARMACEUTICAL GROUP  SPON ADR        82859P104     1329   156207   SH         SOLE       NONE    156207    0      0
SPDR S&P 500 ETF TR           UNIT SER 1 S&P  78462F103    46800   400000       PUT    SOLE       NONE    400000    0      0
ST JUDE MED INC               COM             790849103     3284    80000   SH         SOLE       NONE     80000    0      0
STRYKER CORP                  COM             863667101     4578    80000   SH         SOLE       NONE     80000    0      0
SYNERON MEDICAL LTD           ORD SHS         M87245102     1379   126200   SH         SOLE       NONE    126200    0      0
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209     2780    44066   SH         SOLE       NONE     44066    0      0
THERMO FISHER SCIENTIFIC INC  COM             883556102     5144   100000   SH         SOLE       NONE    100000    0      0
UNITEDHEALTH GROUP INC        COM             91324P102     4018   123000   SH         SOLE       NONE    123000    0      0
UNIVERSAL HLTH SVCS INC       CL B            913903100     2632    75000   SH         SOLE       NONE     75000    0      0
VARIAN MED SYS INC            COM             92220P105     2213    40000   SH         SOLE       NONE     40000    0      0
WATERS CORP                   COM             941848103     1689    25000   SH         SOLE       NONE     25000    0      0
WATSON PHARMACEUTICALS INC    COM             942683103     2089    50000   SH         SOLE       NONE     50000    0      0
WELLPOINT INC                 COM             94973V107     4829    75000   SH         SOLE       NONE     75000    0      0
ZIMMER HLDGS INC              COM             98956P102     4736    80000   SH         SOLE       NONE     80000    0      0

SK 21731 0005 1098366